Hod Maden and Other Investments in Associates - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($) shares
Hod Maden Associate [member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	30.00%
Entree Resources Limited [member]
Disclosure of associates [line items]
Market value of investments in associates accounted for using equity method | $	$ 17.8
Entree Resources Limited [member] | Non Diluted Basis [member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	22.00%
Entree Resources Limited [member] | Bottom of Range [member] | Fully Diluted [member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	20.00%
Entree Resources Limited [member] | Shares [member]
Disclosure of associates [line items]
Number of shares owned in associates	40,376,380
Entree Resources Limited [member] | Warrants [member]
Disclosure of associates [line items]
Number of shares owned in associates	1,657,317